Segment and Geographical Information	12 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Segment and Geographical Information	SEGMENT AND GEOGRAPHICAL INFORMATION
The Company has three operating and reportable segments: Canada, U.S. and International.
The Company's chief operating decision maker assesses the performance of the reportable segments based on revenues and operating income by segment. Operating income by segment refers to operating income before head office general and administrative expenses, business acquisition, integration and reorganization costs, depreciation and amortization and foreign exchange loss (gain), which are not considered when assessing the underlying financial performance of the reportable segments as they are not directly related to the segment’s operations. Head office general and administrative expenses are expenses and salaries related to centralized functions, such as global finance, legal, human capital, and technology teams, which are not allocated to segments.
The accounting policies of each reportable segment are the same as described in Note 3. The revenues and operating income by segment exclude intersegmental revenues and cost of revenues.
The following tables present the Company's operations based on reportable segments:

Year ended	March 31, 2025
	Canada	U.S.	International	Total
	$	$	$	$
Revenues	251,902	200,515	21,064	473,481

Cost of revenues and operating expenses
Employee compensation and subcontractor costs	212,159	148,656	18,048	378,863
Tax credits	(8,968)	—	(153)	(9,121)
Licenses and telecommunication	1,004	4,891	211	6,106
Other expenses	7,368	7,271	1,149	15,788
	211,563	160,818	19,255	391,636
Operating income by segment	40,339	39,697	1,809	81,845
Head office general and administrative expenses				41,792
Business acquisition, integration and reorganization costs recovery (a)				(1,234)
Foreign exchange loss (gain)				(258)
Operating income before depreciation, amortization and impairment				41,545
Depreciation and amortization				23,449
Impairment of goodwill (a)				5,144
Operating income (loss)				12,952

(a) The recovery of $(5,567,000) from the contingent consideration adjustment included in Business acquisition, integration and reorganization costs and the impairment of goodwill relate to the U.S. segment. The reorganization costs included in Business acquisition, integration and reorganization costs mostly relate to the Canada segment.
23. SEGMENT AND GEOGRAPHICAL INFORMATION (CONT’D)

Year ended	March 31, 2024
	Canada	U.S.	International	Total
	$	$	$	$
Revenues	277,544	192,493	21,088	491,125

Cost of revenues and operating expenses
Employee compensation and subcontractor costs	239,563	146,067	18,123	403,753
Tax credits	(7,851)	—	(616)	(8,467)
Licenses and telecommunication	1,216	4,894	103	6,213
Other expenses	11,703	8,702	998	21,403
	244,631	159,663	18,608	422,902
Operating income by segment	32,913	32,830	2,480	68,223
Head office general and administrative expenses				40,471
Business acquisition, integration and reorganization costs (b)				3,384
Foreign exchange loss (gain)				102
Operating income before depreciation, amortization and impairment				24,266
Depreciation and amortization				29,008
Operating income (loss)				(4,742)

(b) The recovery of $(3,827,000) from the contingent consideration adjustment included in Business acquisition, integration and reorganization costs relates to the U.S. segment. The reorganization costs included in Business acquisition, integration and reorganization costs mostly relate to the Canada segment.
Long-lived assets by geographic location
The following table presents the total net book value of the Company’s long-lived assets by geographic location:

As at	March 31,
	2025		2024
	$	%	$	%
Canada	139,309	52.7	123,981	48.1
U.S.	122,534	46.4	132,366	51.3
International	2,251	0.9	1,615	0.6
	264,094	100.0	257,962	100.0

23. SEGMENT AND GEOGRAPHICAL INFORMATION (CONT’D)
Information about revenues and deferred revenues
An analysis of the Company’s revenues from customers for each major service category is as follows:

Year ended	March 31, 2025
	Canada	U.S.	International	Total
	$	$	$	$
Strategic consulting and enterprise transformation services - time and materials arrangements (c)	211,478	107,159	18,987	337,624
Enterprise transformation services - fixed-fee arrangements	24,621	35,113	1,668	61,402
Business enablement services (d)	15,803	58,243	409	74,455
	251,902	200,515	21,064	473,481

(c) Including $129,284,000 of time and materials arrangements applying the Input Method for the year ended March 31, 2025.
(d) Including support revenues of $12,175,000 for Canada, $32,802,000 for U.S. and $268,000 for the International operating segment for a total of $45,245,000 for the year ended March 31, 2025.

Year ended	March 31, 2024
	Canada	U.S.	International	Total
	$	$	$	$
Strategic consulting and enterprise transformation services - time and materials arrangements (e)	239,865	101,056	18,609	359,530
Enterprise transformation services - fixed-fee arrangements	23,604	37,382	2,479	63,465
Business enablement services (f)	14,075	54,055	—	68,130
	277,544	192,493	21,088	491,125

(e) Including $106,826,000 of time and materials arrangements applying the Input Method for the year ended March 31, 2024.
(f) Including support revenues of $10,075,000 for Canada and $27,313,000 for the U.S. operating segment for a total of $37,388,000 for the year ended March 31, 2024.
During the years ended March 31, 2025 and 2024, significantly all amounts included in the opening balance of deferred revenues were recognized as revenue.
Major customer
During the year ended March 31, 2025, one Canadian customer generated more than 10% of total revenues for $53,614,000 (2024 - two Canadian customers generated more than 10% of total revenues for $118,320,000). As at March 31, 2025, one Canadian customer represented more than 10% of total accounts receivable and other receivables for $10,210,000 or 11% (2024 - no customer represented more than 10%).